Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2024
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries	Consolidation of subsidiaries

As of December 31, 2024
Company	Assets	Liabilities	Equity	Net income (loss) for the period	Ownership - %	Level

Pagseguro Brazil	70,372,095	60,488,640	9,883,455	1,056,170	99.99	Direct
BS Holding	934,868	186	934,682	100,117	100.00	Direct
Pagseg Participações	2,394,423	870	2,393,553	279,427	99.99	Direct
Pagseguro Holding	10,060	2,226	7,834	(7,059)	99.99	Direct
Pag Participações	457,670	22,793	434,877	26,249	99.99	Indirect
Paginvest Corretora	17,625	782	16,843	867	99.99	Indirect
Net+Phone	653,617	116,066	537,551	122,503	99.99	Indirect
PagSeguro Tecnologia	2,179,351	1,448,659	730,692	98,952	99.99	Indirect
BCPS	2,992	427	2,565	(385)	100.00	Indirect
BSEC	1,260,807	1,174,727	86,080	41,606	99.99	Indirect
Biva Serviços	472,218	9,305	462,913	17,308	99.99	Indirect
FIDC	6,589,019	1,630,197	4,958,822	4,187,880	100.00	Indirect
FIDM	19,088	834	18,254	2,812	100.00	Indirect
TILIX	54,734	1,532	53,202	3,914	99.99	Indirect
BancoSeguro	43,106,305	42,211,043	895,262	98,787	100.00	Indirect
Yamí	142,865	247	142,618	8,461	99.99	Indirect
CDS	230,198	5,267	224,931	14,818	99.99	Indirect
ZYGO	228,606	267	228,339	14,565	99.99	Indirect
MOIP	725,791	36,681	689,110	66,945	100.00	Indirect
Concil	346,202	3,033	343,169	29,526	100.00	Indirect
Netpos	7,443	2,539	4,904	2,775	100.00	Indirect
Pagseguro Chile	20,023	15,299	4,724	(1,994)	100.00	Indirect
Pagseguro Colombia	11,433	11,245	188	(352)	100.00	Indirect
PSGP México	2,320	4,183	(1,863)	(3,631)	100.00	Indirect
Pagseguro Peru	11,915	9,210	2,705	(1,082)	100.00	Indirect
4.    Consolidation of subsidiaries (Continued)

	As of December 31, 2023
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level

Pagseguro Brazil	43,589,543	34,397,103	9,192,440	1,165,003	99.99	Direct
BS Holding	834,565	225	834,340	69,071	100.00	Direct
Pagseg Participações	2,114,250	871	2,113,379	83,101	99.99	Direct
Pagseguro Holding	4,369	2,351	2,018	(3,120)	99.99	Direct
Pag Participações	430,782	272,154	158,628	3,139	99.99	Indirect
Paginvest Corretora	16,252	276	15,976	964	99.99	Indirect
Net+Phone	536,583	121,535	415,048	72,634	99.99	Indirect
PagSeguro Tecnologia	1,123,363	891,623	231,740	2,990	99.99	Indirect
BCPS	2,247	44	2,203	217	99.99	Indirect
BSEC	1,514,756	1,469,978	44,778	30,334	99.99	Indirect
Biva Serviços	146,606	101,001	45,605	3,726	99.99	Indirect
FIDC	5,324,969	728,280	4,596,689	2,460,443	100.00	Indirect
TILIX	51,473	2,185	49,288	4,257	99.99	Indirect
BancoSeguro	30,858,054	30,061,363	796,691	67,656	100.00	Indirect
Yamí	135,126	100,968	34,158	193	99.99	Indirect
CDS	210,517	200,403	10,114	401	99.99	Indirect
ZYGO	215,856	152,082	63,774	3,282	99.99	Indirect
MOIP	666,847	544,695	122,152	(8,618)	100.00	Indirect
Concil	317,283	303,640	13,643	5,150	100.00	Indirect
Netpos	5,246	2,837	2,409	2,689	100.00	Indirect
Pagseguro Chile	7,807	8,092	(285)	(1,309)	100.00	Indirect
Pagseguro Colombia	5,585	5,122	463	(403)	100.00	Indirect
PSGP México	1,590	2,387	(797)	(1,003)	100.00	Indirect
Pagseguro Peru	2,967	1,330	1,637	(615)	100.00	Indirect
Subsidiaries are engaged in providing financial technology solutions and services and the corresponding related activities. Pagseguro Brazil has investments in the following companies:
•Biva Sec: The company’s main objective is to acquire and securitize credit solutions of PagSeguro Group, such as, loans and credit card operation.
•FIDC: FIDC is a Brazilian investment fund that was formed on October 4, 2017 to finance the growth of PagSeguro Brazil’s early payment of receivables feature by acquiring payables to third parties held by PagSeguro Brazil, as assignor. PagSeguro Brazil consolidates the financial statements of FIDC, since the risks of default and the responsibility for the payment of expenses and administration fees related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.
     On December 27, 2021 PagSeguro Brazil transferred 15% of their subordinated quotas to PagSeguro Digital. In June 2024, PagSeguro Digital acquired 5% of their subordinated quotas owing 20% of the subordinated quotas of the fund. As of December 31, 2024, 100% of subordinated quotas are owned by the PagSeguro Group.
•RegistraSeguro: On October 2, 2019, PagSeguro Brazil constituted RegistraSeguro by investing R$5,000 in share capital. The company provides financial services and software developments related to financial market. On July, 2023 was incorporated by PagSeguro Brazil.
•MOIP: On October 31, 2020, PagSeguro Brazil acquired 100% of the share capital of MOIP. The company provides an online payment platform and end-to-end payment processing for e-commerce and marketplaces. In August, 2023, MOIP’s customer portfolio was migrated to PagSeguro Brazil to take advantage the structure in technology that the Group has, develop better conditions for customers and as part of strategy of the PagSeguro Group to bring more synergy in the business.
4.    Consolidation of subsidiaries (Continued)
•Concil: On August 12, 2021, PagSeguro Brazil acquired 100% of the share capital of Concil. The company’s corporate purpose is to provide professional data processing services, application service providers, internet hosting services, technical support, maintenance and other services in information technology, licensing, and assignment of the right to use computing.
•FIDM: In June 28, 2024, PagSeguro Group constituted an investment fund as a subsidiary of PagSeguro Brazil called Fundo de Investimento em Direitos Creditórios – Pagbank Multiadquirencia (“FIDM”). The objective of this fund is to anticipate third-party assignments in accordance with market operations.
•Netpos Serviços de Informática S.A. (“Netpos”): On July 18, 2023, PagSeguro Brazil acquired 90%, in addition to the 10% previously acquired and obtained 100% of the share capital of the company. Netpos’s main activity is software and hardware solutions focused on developing better business management conditions. More details in note 12.
•PagSeg: On July 15, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeguro Digital, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. PagSeg subsidiaries are:
◦Net+Phone: The company was mainly engaged to concentrate HUBs strategy to attendance our costumers.
◦BCPS: BCPS’s main activity is to serve as PagSeguro Tecnologia’s hub in Portugal and to handle part of its account management.
◦PagSeguro Tecnologia: Allows its clients to operate in cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey.
◦CDS: On August 31, 2020, PagSeguro Group acquired 100% of the issued shares of CDS. Payroll loans credit operations were offered by CDS and are now is offered by BancoSeguro.
◦Biva Serviços: whose main objective is the intermediation among investors, financial institutions and credit borrowers via an electronic platform.
◦Pag Participações: On October 22, 2020, PagSeguro Group constituted the company, a holding company incorporated under PagSeg, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quota holder, as well as the management of these holdings. Pag Participações subsidiaries are:
◦TILIX: On December 5, 2018, PagSeguro Brazil acquired 100% of the share capital and obtained the control of TILIX. The company provides software development for managing payment solutions for B2C and B2B.
◦YAMÍ: On August 9, 2019, PagSeguro Brazil acquired 100% of the share capital and obtained the control of YAMÍ. The company provides a back-office platform for e-commerce and marketplace.
◦Zygo: On July 23, 2020, PagSeguro Brazil acquired 100% of the issued shares of Zygo. ZYGO is a multisided customer engagement and loyalty platform that enables micro, small and medium sized merchants to acquire, engage and grow their customer base by offering customized marketing and loyalty programs and providing consumer insights and analytics.
•BS Holding: is a holding company whose main objective is to acquire participations in other companies, mainly related to banking and financial services, as partner, shareholder or quota holder, as well as the management of these holdings. BS Holding subsidiaries are:
•BancoSeguro holds a license to provide financial services and its main products are the deposits of Pagseguro Group customers and the service offering of banking solutions for other companies in the Group.
•PagInvest: On May 13, 2022, BS Holding was constituted by the Company by investing R$2,000 in share capital. The company provides financial services related to financial market. In March, 2023, was approved by Brazilian Central Bank the amount of R$13,000 totaling the initial share capital in the amount of R$15,000.
4.    Consolidation of subsidiaries (Continued)
•PSHC: On March 18, 2021, PagSeguro Group constituted this holding company incorporated under PagSeguro Digital and additionally, in third quarter of 2021, Pagseguro Group established four new subsidiaries under PSHC.
◦Pagseguro Chile, Pagseguro Colombia, Pagseguro Peru and PSGP Mexico. Their main objective is to develop all kinds of operations directly or indirectly related to the creation, implementations, and maintenance of technological platforms for payments and especially about e-commerce or the internet in their countries. They may act, directly or indirectly as a facilitator and/or agent within payment systems and digital and electronic payment ecosystems.